Bonds Payable - Summary of Domestic Unsecured Bonds And Overseas Unsecured Bonds (Detail) - Domestic Unsecured Bonds Hundred And Thirteen One Green Bond [Member] - Taiwan [member] - Non Adjusting Events After Reporting Period [Member]
$ in Millions
4 Months Ended
Apr. 18, 2024 TWD ($)
Tranche A [member]
Disclosure of detailed information about borrowings [line items]
Issuance starting period	2024-03
Issuance ending period	2029-03
Domestic unsecured bonds	$ 12,000.0
Coupon Rate	1.64%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Tranche B [member]
Disclosure of detailed information about borrowings [line items]
Issuance starting period	2024-03
Issuance ending period	2034-03
Domestic unsecured bonds	$ 10,800.0
Coupon Rate	1.76%
Repayment and Interest Payment	Bullet repayment; interest payable annually